THE ACQUISITION OF THE Company of AI Solutions and Insurance Business - Identified assets acquired and liabilities assumed (Details) - AI Solutions and Insurance Business	Dec. 27, 2024 USD ($)
Assets
Cash and cash equivalent	$ 2,146,491
Accounts receivable, net	4,603,565
Other current assets	10,380,773
Property and equipment, net	157,626
Operating lease right of use assets	181,922
Deferred tax assets	174,138
Liabilities
Insurance premium payables	979,989
Accounts payable	4,039,426
Taxes payable	34,243
Operating lease liabilities, current	181,922
Accrued expenses and other payables	7,662,537
Total net assets	$ 4,746,398